Offerings	Oct. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	10,713
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 107.13
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (4) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum aggregate offering price is based on the $0.01 per share exercise price of the Warrants. (6) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	237,698
Maximum Aggregate Offering Price	$ 16.44
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	292,555,942
Maximum Aggregate Offering Price	$ 20,228.46
Amount of Registration Fee	$ 2.80
Rule 457(f)	true
Amount of Securities Received | shares	60,685,395
Value of Securities Received, Per Share	0.00033333
Value of Securities Received	$ 20,228.26
Fee Note MAOP	$ 20,228.26
Offering Note	(1) Represents the estimated maximum number of shares of common stock, par value $0.0001 per share ("Common Stock"), of Trump Media & Technology Group Corp. (the "Registrant") to be issued (or issuable) upon the completion of the merger (the "Merger") contemplated by the Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the "Merger Agreement"), dated as of December 18, 2025, by and among the Company, T Media Sub, Inc., a Florida corporation and wholly owned subsidiary of the Company, and TAE Technologies, Inc., a Delaware corporation ("TAE"), estimated solely for the purpose of calculating the registration fee. TAE is a private company for which no market exists for its securities, and it has an accumulated capital deficit. Therefore, pursuant to Rule 457(f)(2), the proposed maximum aggregate offering price for the shares expected to be issued (or issuable) pursuant to the Merger is one-third of the aggregate par value of the TAE securities expected to be received by the Registrant in the Merger. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (6) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	2,880,002
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(3) Reflects the number of Rollover Warrants to be outstanding at the effective time of the Merger, assuming that a Deemed Liquidation Event does not occur or is waived, and will be converted into a warrant to acquire a number of the Registrant's shares of Common Stock as determined in accordance with the terms of the Merger Agreement. The registration fee with respect to the Warrants has been allocated to the underlying shares of Common Stock issuable upon exercise of such Warrants, and no separate registration fee is required with respect to the securities registered hereby. (6) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	13,884,201
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 138,842.01
Amount of Registration Fee	$ 19.17
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (4) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum aggregate offering price is based on the $0.01 per share exercise price of the Warrants. (6) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	9.01
Maximum Aggregate Offering Price	$ 54,060,000.00
Amount of Registration Fee	$ 7,465.69
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (3) Reflects the number of Rollover Warrants to be outstanding at the effective time of the Merger, assuming that a Deemed Liquidation Event does not occur or is waived, and will be converted into a warrant to acquire a number of the Registrant's shares of Common Stock as determined in accordance with the terms of the Merger Agreement. The registration fee with respect to the Warrants has been allocated to the underlying shares of Common Stock issuable upon exercise of such Warrants, and no separate registration fee is required with respect to the securities registered hereby. (5) Represents shares of Common Stock to be issued to Yorkville Ives, LLC concurrently with the closing of the Merger as compensation for its advisory services to the Registrant. Pursuant to Rule 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is estimated to be an amount equal to $54,060,000.00, calculated as the product of (i) 6,000,000 shares of Common Stock, and (ii) $9.01, the average of the high and low trading prices of Common Stock on September 24, 2026 (within five business days prior to the date of the original filing of this registration statement). (6) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.